Shareholder Report, Average Annual Return (Details)	2 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000028751
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
C000028748
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Average Annual Return, Percent		25.82%	11.74%	7.27%
C000028750
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		29.44%	11.87%	6.93%
C000028754
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000254617
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
C000028758
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
C000028755
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Average Annual Return, Percent		25.31%	9.58%	7.68%
C000028757
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		28.92%	9.71%	7.35%
C000028761
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
C000135456
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
C000028765
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
C000028762
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charges)
Average Annual Return, Percent		7.62%	4.43%	2.72%
C000028764
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		10.55%	4.54%	2.40%
C000028768
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Without Sales Load [Member] | C000028751
Average Annual Return [Line Items]
Average Annual Return, Percent		31.80%	13.00%	8.01%
Without Sales Load [Member] | C000028748
Average Annual Return [Line Items]
Average Annual Return, Percent		31.41%	12.71%	7.73%
Without Sales Load [Member] | C000028750
Average Annual Return [Line Items]
Average Annual Return, Percent		30.44%	11.87%	6.93%
Without Sales Load [Member] | C000028754
Average Annual Return [Line Items]
Average Annual Return, Percent		31.77%	13.02%	8.04%
Without Sales Load [Member] | C000254617
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%
Without Sales Load [Member] | C000028758
Average Annual Return [Line Items]
Average Annual Return, Percent		31.19%	10.81%	8.43%
Without Sales Load [Member] | C000028755
Average Annual Return [Line Items]
Average Annual Return, Percent		30.87%	10.53%	8.15%
Without Sales Load [Member] | C000028757
Average Annual Return [Line Items]
Average Annual Return, Percent		29.92%	9.71%	7.35%
Without Sales Load [Member] | C000028761
Average Annual Return [Line Items]
Average Annual Return, Percent		31.14%	10.78%	8.42%
Without Sales Load [Member] | C000135456
Average Annual Return [Line Items]
Average Annual Return, Percent		31.24%	10.87%	8.51%
Without Sales Load [Member] | C000028765
Average Annual Return [Line Items]
Average Annual Return, Percent		12.65%	5.60%	3.43%
Without Sales Load [Member] | C000028762
Average Annual Return [Line Items]
Average Annual Return, Percent		12.38%	5.34%	3.17%
Without Sales Load [Member] | C000028764
Average Annual Return [Line Items]
Average Annual Return, Percent		11.55%	4.54%	2.40%
Without Sales Load [Member] | C000028768
Average Annual Return [Line Items]
Average Annual Return, Percent		12.62%	5.60%	3.54%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	5.89%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		33.89%	15.77%	13.35%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Average Annual Return, Percent		11.88%	5.89%	5.07%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Average Annual Return, Percent		11.88%	5.89%	5.07%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Average Annual Return, Percent		11.88%	5.89%	5.07%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Average Annual Return, Percent		11.88%	5.89%	5.07%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		29.56%	10.84%	9.32%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		29.56%	10.84%	9.32%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		29.56%	10.84%	9.32%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		29.56%	10.84%	9.32%
AllianceBernstein Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent	5.63%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		32.11%	10.72%	8.77%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		32.11%	10.72%	8.77%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		32.11%	10.72%	8.77%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		32.11%	10.72%	8.77%
AllianceBernstein Index: Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Value Index
Average Annual Return, Percent		32.11%	10.72%	8.77%